Organization and Nature of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Nature of Business
Accumulated losses	$ 971,481,000	$ 610,328,000
Cash and cash equivalents	313,278,000	377,542,000
Short-term investments	317,718,000	634,158,000
Unutilized bank borrowing facilities	140,289,000	157,430,000
Dividends received	$ 43,718,000	$ 49,872,000	$ 86,708,000